Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 783,956	$ 458	$ 100,000
Prepaid Assets			4,500
Total Current Assets	783,956	458	104,500
PROPERTY & EQUIPMENT, net	67,006	71,297
Sales tax receivable	14,802
Total Long Term Assets	81,808	71,297
TOTAL ASSETS	865,764	71,755	104,500
Accounts payable	257,988	421,439	229,250
Accrued liabilities related party	205,180	960,000
Capital lease obligation	14,105	24,380
Accrued interest - related parties	96,506	95,004	35,155
Notes payable - related parties	959,265	898,109	449,103
Total Current Liabilities	1,533,044	2,398,932	713,508
Common stock;100,000,000 shares authorized, at $0.00001 par value, 43,319,628 and 31,625,000 shares issued and outstanding shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	433	316	316
Additional paid-in capital	2,795,924	134,884	134,884
Subscription payable		2,000
Accumulated other comprehensive income	5,102	147
Deficit accumulated during the development stage	(3,468,739)	(2,464,524)	(744,208)
Total Stockholders' Deficit	(667,280)	(2,327,177)	(609,008)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 865,764	$ 71,755	$ 104,500